INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
Effective Income Tax Rate Reconciliation
The reconciliation of income taxes at Canadian statutory rates with the income tax (recovery) expense is as follows:

	2024	2023
(Loss) earnings before income taxes	$(390.4)	$292.4
Canadian statutory income tax rates	26.50%	26.53%
Income taxes at Canadian statutory rates	$(103.5)	$77.6
Effect of differences in tax rates in other jurisdictions	7.4	(4.0)
Non-deductible impairment of goodwill	41.6	—
Unrecognized tax benefits	18.3	0.9
Non-taxable revenues	(4.1)	(3.2)
Tax impact on after-tax profit of equity accounted investees	(18.8)	(13.0)
Prior years' tax adjustments	(14.4)	1.1
Other	0.7	3.2
Income tax (recovery) expense	$(72.8)	$62.6
Effective tax rate	19%	21%

Schedule of Components of Income Tax Expense (Benefit)
Significant components of the provision for the income tax (recovery) expense are as follows:

	2024	2023
Current income tax expense :
Current year	$74.0	$49.9
Prior years' tax adjustments	68.2	0.7
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	18.3	(2.2)
Origination and reversal of temporary differences	(233.3)	14.2
Income tax (recovery) expense	$(72.8)	$62.6

Disclosure of temporary difference, unused tax losses and unused tax credits
During the year ended March 31, 2024, movements in temporary differences are as follows:

					Foreign
	Balance			Disposal of	currency
	beginning	Recognized	Recognized	discontinued	exchange	Balance
	of year	in income	in OCI	operations	differences	end of year
Non-capital loss carryforwards	$98.2	$59.4	$—	$(14.6)	$(0.5)	$142.5
Unclaimed research & development expenditures	162.3	13.5	—	(13.7)	—	162.1
Investment tax credits	(82.1)	5.8	—	2.1	0.4	(73.8)
Property, plant and equipment and right-of-use of assets	(114.8)	(41.0)	—	1.1	0.6	(154.1)
Intangible assets	(114.7)	64.6	—	10.5	0.6	(39.0)
Amounts not currently deductible	80.3	3.0	—	(6.9)	0.5	76.9
Government participation	(32.6)	118.7	—	0.3	—	86.4
Other	(0.8)	9.7	(10.6)	(3.9)	1.3	(4.3)
Net deferred tax assets (liabilities)	$(4.2)	$233.7	$(10.6)	$(25.1)	$2.9	$196.7

For the year ended March 31, 2024, deferred tax recovery of $18.7 million has been recorded in net income from discontinued operations.
During the year ended March 31, 2023, movements in temporary differences are as follows:

					Foreign
	Balance				currency
	beginning	Recognized	Recognized	Business	exchange	Balance
	of year	in income	in OCI	combinations	differences	end of year
Non-capital loss carryforwards	$96.9	$(4.4)	$—	$—	$5.7	$98.2
Unclaimed research & development expenditures	86.6	75.8	—	—	(0.1)	162.3
Investment tax credits	(85.4)	3.3	—	—	—	(82.1)
Property, plant and equipment and right-of-use of assets	(82.7)	(22.9)	—	(2.8)	(6.4)	(114.8)
Intangible assets	(90.2)	(19.7)	—	—	(4.8)	(114.7)
Amounts not currently deductible	83.1	(4.7)	—	—	1.9	80.3
Government participation	(24.0)	(8.6)	—	—	—	(32.6)
Other	39.4	(29.2)	(9.8)	0.7	(1.9)	(0.8)
Net deferred tax assets (liabilities)	$23.7	$(10.4)	$(9.8)	$(2.1)	$(5.6)	$(4.2)
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2025-2029	$28.8	$20.6
2030-2044	26.0	264.8
No expiry date	140.4	290.0
	$195.2	$575.4